Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year)

Assurant 401(k) Plan
Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year)
As of December 31, 2025
(in thousands except number of shares)

Name of plan sponsor: Assurant, Inc. Employer identification number: 39-1126612 Three-digit plan number: 002
(a)	(b)	(c)	(e)
	Identity of Issue, Borrower, Lessor or Similar Party	Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value	Current Value (1)
	Common stock
*	Assurant, Inc. stock	208,201 shares	$50,145
	Collective investment trusts
	AB US Large Cap Growth Collective Trust P-3	5,418,653 shares	170,308
	Diamond Hill Large Cap Fund R2	1,437,901 shares	68,201
*	Northern Trust Collective Short Term Investment Fund	226,164 shares	226
	PIMCO Total Return Collective Investment Trust N	3,721,593 shares	59,173
*	Vanguard Institutional 500 Index Trust C	2,489,617 shares	347,102
*	Vanguard Institutional Extended Market Index Trust C	324,740 shares	41,762
*	Vanguard Target Retirement 2020 Trust Plus	483,833 shares	40,028
*	Vanguard Target Retirement 2025 Trust Plus	1,090,668 shares	101,803
*	Vanguard Target Retirement 2030 Trust Plus	1,487,430 shares	152,923
*	Vanguard Target Retirement 2035 Trust Plus	1,738,714 shares	195,936
*	Vanguard Target Retirement 2040 Trust Plus	1,334,901 shares	162,524
*	Vanguard Target Retirement 2045 Trust Plus	1,371,343 shares	176,300
*	Vanguard Target Retirement 2050 Trust Plus	950,759 shares	125,633
*	Vanguard Target Retirement 2055 Trust Plus	528,229 shares	69,710
*	Vanguard Target Retirement 2060 Trust Plus	391,568 shares	31,130
*	Vanguard Target Retirement 2065 Trust Plus	163,414 shares	8,020
*	Vanguard Target Retirement 2070 Trust Plus	55,063 shares	1,638
*	Vanguard Target Retirement Income Trust Plus	526,142 shares	32,836
*	Vanguard Institutional Total Bond Market Index Trust C	373,910 shares	41,186
*	Vanguard Institutional Total International Stock Index Trust C	243,594 shares	34,274
	Total collective investment trusts		1,860,713
	Mutual funds
	American Funds EuroPacific Growth Fund R6	1,195,244 shares	72,408
	T. Rowe Price Institutional Small-Cap Stock Fund	4,196,703 shares	102,316
*	Vanguard Growth and Income Fund Admiral	1,427,122 shares	156,484
	Total mutual funds		331,208
	Money market fund
*	Vanguard Cash Reserves Federal Money Market Fund	136,325,896 shares	136,326
	Total investments		$2,378,392

*	Notes receivable from participants	Interest rates from 4.25% to 9.50% with maturities through December 2035	$34,165
*Party-in-interest
(1)Cost information is not required for participant-directed investments and therefore is not included. All investments are participant-directed.